Document And Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	INNOVUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001411879
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	INNV
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes